Employee Benefits - Summary of the Company Recognized Expenses Related to the Plan and a Liability (Detail) - Boa Vista Servicos S.A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value of awards	R$ 1,404	R$ 1,006	R$ 2,681
Social security contribution	335	184	868
Total	1,739	1,190	3,549
Phanthom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value of awards	5,496	1,113	0
Social security contribution	1,386	280	0
Total	R$ 6,882	R$ 1,393	R$ 0